UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.  Name and address of issuer:
                                Citizens Funds
                                230 Commerce Way  Suite 300
                                Portsmouth, NH  03801

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2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
    of the issuer, check the box but do not list series or classes):       [X]

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3.  Investment Company Act File Number:
                                811-3626
    Securities Act File Number:
                                2-80886

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4.(a).  Last day of fiscal year for which this Form is filed:
                              June 30, 2000

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4.(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4.(c) [  ] Check box if this is the last time the issuer will be filing this
           Form.

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5. Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):           $ 1,275,977,277

     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:              $ 707,119,234

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the Commission:     $ 0

     (iv)  Total available redemption credits [add
           items 5(ii) and 5(iii)]:                             $ 707,119,234

     (v)   Net sales - if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                                $ 568,858,043

     (vi)  Redemption credits available for use in
           future years - if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                      $ (      )

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                          x   .000264

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):      =$      150,179

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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
   __________.

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7. Interest due - if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):            +$        0____

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8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:
                                                               =$     150,179

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:
                                     September 25, 2000

   Method of Delivery:
                                     [X]  Wire Transfer CIK:  0000711202

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Sean P. Driscoll
                                    -------------------------------
                                      Sean P. Driscoll, Treasurer

Date   September 25, 2000